Schedule of Finance Expenses (Details) - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Finance Expenses
Interest in respect of loan from related party			₪ 43
Expenses in respect of fees and interest	23,493	14,059	4,627
Exchange differences	554		4,536
Interest expense in respect of lease liability	726	630	375
Other	828	266
Total finance expenses	₪ 25,601	₪ 14,955	₪ 9,581